Document and Entity Information	3 Months Ended
Jun. 30, 2022
Document and Entity Information
Document Type	S-4
Entity Registrant Name	Kyndryl Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001867072
Amendment Flag	false
Entity Small Business	false
Entity Emerging Growth Company	false